Subsequent Events (Details) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2011 JPY (¥)
Notes to Financial Statements
Voluntary early retirement expenses		¥ 23,000
Persons on a group wide basis	10,000
Number of personnel that may elect voluntary early retirement Amount	1,600